UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  One Dag Hammarskjold Plaza
          885 Second Avenue, 31st Floor
          New York, NY  10017

13F File Number: 028-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 812-3080

Signature, Place and Date of Signing:

/s/ Charles H. Witmer             New York, NY               November 13, 2007
-------------------------      -------------------          -------------------
   [Signature]                    [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
                                              --

Form 13F Information Table Entry Total:       11
                                              --

Form 13F Information Table Value Total:      $401,767
                                             --------
                                             (thousands)

List of Other Included Managers:

No.  Form 13F File Number       Name

(1)  028-10559                  Eagle Capital Partners, LP

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6        COLUMN 7       COLUMN 8

                                                           VALUE     SHRS OR    SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP     (X$1000)  PRN AMT    PRN CALL  DISCRETION      MNGRS  SOLE SHARED    NONE
AMERICAN EAGLE OUTFITTERS NE        COM         02553E106  48,253    1,834,000  SH        SHARED-DEFINED    1    0    1,834,000 0
BERKSHIRE HATHAWAY INC DEL          CL A        084670108  28,087          237  SH        SHARED-DEFINED    1    0          237 0
COMCAST CORP NEW                  CL A SPL      20030N200  36,963    1,542,700  SH        SHARED-DEFINED    1    0    1,542,700 0
CROWN HOLDINGS INC                  COM         228368106  41,526    1,824,529  SH        SHARED-DEFINED    1    0    1,824,529 0
DISCOVER FINL SVCS                  COM         254709108  22,181    1,066,388  SH        SHARED-DEFINED    1    0    1,066,388 0
KAISER ALUMINUM CORP           COM PAR $0.01    483007704  40,851      578,878  SH        SHARED-DEFINED    1    0      578,878 0
MEDIA GEN INC                       CL A        584404107  24,423      887,800  SH        SHARED-DEFINED    1    0      887,800 0
NAVISTAR INTERNATIONAL CORP         COM         63934E108  35,743      579,300  SH        SHARED-DEFINED    1    0      579,300 0
TEXAS INDS INC                      COM         882491103  62,902      801,300  SH        SHARED-DEFINED    1    0      801,300 0
USA MOBILITY INC                    COM         90341G103  16,128      956,016  SH        SHARED-DEFINED    1    0      956,016 0
WHIRLPOOL CORP                      COM         963320106  44,710      501,800  SH        SHARED-DEFINED    1    0      501,800 0

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